Long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 9,302	$ 13,422
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Long-term investments	6,799	10,950
Weichai Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Long-term investments	1,824	1,824
Other equity accounted investees
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 679	$ 648